Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and other current assets
Schedule of prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2018	2019
	RMB	RMB
Consideration receivable for disposal of Guazi preference shares	—	497,837
Prepaid advertising fee	227,057	445,415
Consideration and other receivables from 58 Finance (due from a related party (Note 8))	82,725	333,562
Receivables on behalf of third parties	51,712	295,480
Distributor commission	—	192,248
Input VAT	74,193	139,187
Prepayment for physical goods	11,172	101,352
Rental, advertising and other deposits	100,214	97,765
Employee advance	100,063	91,671
Prepayment for film investment	75,029	56,069
Prepaid rental fees	19,365	17,236
Prepayment for service fees	28,052	16,040
Interest receivable	38,296	9,581
Others	5,525	33,477
Total	813,403	2,326,920